Shareholder Report, Average Annual Return (Details) - Without Sales Load [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000023849
Average Annual Return [Line Items]
Average Annual Return, Percent	2.28%	(0.33%)	1.45%
C000028784
Average Annual Return [Line Items]
Average Annual Return, Percent	2.82%	0.17%	1.96%
C000028785
Average Annual Return [Line Items]
Average Annual Return, Percent	2.55%	(0.07%)	1.71%
C000074893
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%	(0.24%)	1.56%